Schedule of Investments (unaudited) October 31, 2022	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 122.2%

Corporate — 1.1%
California Community Choice Financing Authority, RB, Series B-1, 4.00%, 02/01/52(a)	$9,665	$9,000,550
California Pollution Control Financing Authority, RB, AMT, 4.75%, 11/01/46	4,000	3,587,880

		12,588,430

County/City/Special District/School District — 40.9%
Beverly Hills Unified School District California, GO, Series A, 3.00%, 08/01/41	2,000	1,578,434
California Municipal Finance Authority, RB, 5.00%, 06/01/43	2,000	2,063,586
California Statewide Communities Development Authority, SAB
Series A, 5.00%, 09/02/39	190	193,763
Series A, 5.00%, 09/02/44	110	109,966
Series A, 5.00%, 09/02/48	110	107,046
Series B, 4.00%, 09/02/40	570	466,705
Series B, 4.00%, 09/02/50	690	511,247
Series B, 5.00%, 09/02/52	1,785	1,562,848
Series C, 4.00%, 09/02/40	4,015	3,287,406
Series C, 4.00%, 09/02/50	2,885	2,137,606
California Statewide Communities Development Authority, SAB, S/F Housing 5.00%, 09/02/39	1,000	1,019,806
5.00%, 09/02/40	950	926,009
5.00%, 09/02/44	1,150	1,149,641
5.00%, 09/02/49	1,675	1,622,392
4.00%, 09/02/50	760	577,662
5.00%, 09/02/50	760	707,619
Series C, 5.00%, 09/02/39	850	866,835
Series C, 5.00%, 09/02/44	130	129,959
Series C, 5.00%, 09/02/49	865	837,832
California Statewide Communities Development Authority, ST 4.00%, 09/01/41	700	560,440
4.00%, 09/01/51	1,350	989,165
Chabot-Las Positas Community College District, GO, Series A, Election 2016, 4.00%, 08/01/47	1,500	1,325,768
Chaffey Joint Union High School District, GO, CAB(b) Series C, Election 2012, 0.00%, 08/01/32	500	327,442
Series C, Election 2012, 0.00%, 08/01/33	1,000	618,812
Series C, Election 2012, 0.00%, 08/01/34	1,015	592,446
Series C, Election 2012, 0.00%, 08/01/35	1,090	598,993
Series C, Election 2012, 0.00%, 08/01/36	1,000	517,105
Series C, Election 2012, 0.00%, 08/01/37	1,300	631,638
Series C, Election 2012, 0.00%, 08/01/38	1,255	574,191
Series C, Election 2012, 0.00%, 08/01/39	1,500	647,247
Series C, Election 2012, 0.00%, 08/01/40	3,705	1,504,860
Series C, Election 2012, 0.00%, 08/01/41	610	232,421
Series C, Election 2012, 0.00%, 02/01/42	700	258,547
Chino Valley Unified School District, GO
Series B, 4.00%, 08/01/45	640	571,618
Series B, 5.00%, 08/01/55	1,285	1,319,301
City of Dixon California, ST, 4.00%, 09/01/45	1,000	806,636
City of Los Angeles California, COP, (AMBAC), 6.20%, 11/01/31	1,600	1,603,789
City of Roseville California, ST 4.00%, 09/01/45	100	79,333

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of Roseville California, ST (continued) 4.00%, 09/01/50	$1,000	$754,178
City of Sacramento California Transient Occupancy Tax Revenue, RB
Series A, 5.00%, 06/01/43	1,230	1,237,707
Series A, 5.00%, 06/01/48	3,750	3,717,863
El Dorado Irrigation District, Refunding RB, Series A, (AGM), 5.25%, 03/01/24(c)	15,000	15,411,030
El Monte City School District, GO, Series B, Election 2014, 5.50%, 08/01/46	4,265	4,398,686
Elk Grove Unified School District, GO, Election 2016, 4.00%, 08/01/46	10,000	8,891,450
Folsom Cordova Unified School District, GO, Series D, (AGM), 4.00%, 10/01/44	11,300	10,135,128
Fowler Unified School District, GO, Series A, Election 2016, (BAM), 5.25%, 08/01/46	3,700	3,794,269
Fremont Union High School District, Refunding GO 4.00%, 08/01/40	2,500	2,337,750
Series A, 4.00%, 08/01/46	5,000	4,420,855
Garden Grove Unified School District, GO, Series C, Election 2010, 5.25%, 08/01/23(c)	2,725	2,768,169
Gilroy Unified School District, GO, Election 2016, 4.00%, 08/01/48	9,500	8,280,181
Glendale Community College District, GO, Series A, Election 2016, 4.00%, 08/01/46	8,000	7,218,264
Glendale Community College District, GO, CAB(b)
Series B, 0.00%, 08/01/41	2,465	944,060
Series B, 0.00%, 08/01/42	2,650	957,177
Series B, 0.00%, 08/01/43	3,580	1,218,263
Hayward Unified School District, GO, Series A, (BAM), 4.00%, 08/01/48	4,000	3,359,172
Indio Finance Authority, Refunding RB
Series A, (BAM), 5.25%, 11/01/47	2,225	2,296,685
Series A, (BAM), 5.25%, 11/01/52	7,000	7,181,636
Kern Community College District, GO(c)
Series C, 5.25%, 11/01/23	11,430	11,662,601
Series C, 5.75%, 11/01/23	12,085	12,389,784
Los Alamitos Unified School District, Refunding GO, 5.25%, 08/01/23(c)	3,700	3,758,612
Los Angeles County Facilities Inc., RB
Class A, 5.00%, 12/01/28(c)	4,455	4,864,775
Class A, 5.00%, 12/01/51	4,760	4,835,717
Series A, 5.00%, 12/01/43	13,345	13,648,999
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB, Series A, 5.00%, 07/01/45	6,585	6,903,582
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Refunding RB
Series A, 5.00%, 07/01/39	2,135	2,216,924
Series A, 5.00%, 07/01/44	2,000	2,071,452
Los Angeles County Public Works Financing Authority, Refunding RB
Series D, 5.00%, 12/01/45	1,430	1,453,255
Series F, 4.00%, 12/01/46	4,190	3,674,617
Los Angeles Unified School District, GO
Series C, 4.00%, 07/01/39	5,875	5,531,471
Series RYQ, 4.00%, 07/01/44	10,475	9,440,154
Election of 2008, 5.25%, 07/01/42	7,075	7,421,859
Menifee Union School District, GO, Series B, (BAM), 4.00%, 08/01/43	5,370	4,787,709

1

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Mount San Antonio Community College District, Refunding GO, Series A, Election 2008, 5.00%, 08/01/23(c)	$4,500	$4,563,050
Mount San Jacinto Community College District, GO, Series A, Election 2014, 5.00%, 08/01/35	3,565	3,706,645
Natomas Unified School District, GO, Election 2014, (BAM), 4.00%, 08/01/42	5,000	4,470,160
Newport Mesa Unified School District, Refunding GO, 0.00%, 08/01/45(b)	8,485	2,532,934
Oceanside Unified School District GO, Series E, Election 2008, 4.00%, 08/01/48	3,275	2,854,483
Orange County Community Facilities District, ST 4.00%, 08/15/40	820	681,695
4.00%, 08/15/50	755	558,118
Orange County Local Transportation Authority Sales Tax Revenue, RB, 5.00%, 02/15/41	8,000	8,372,160
Peralta Community College District, GO, Series B, 5.50%, 08/01/52	2,500	2,651,913
Perris Union High School District, GO, Series B, Election 2012, (BAM), 5.25%, 09/01/39	2,715	2,793,990
Perris Union High School District, Refunding COP, (BAM), 4.00%, 10/01/43	10,000	8,839,970
Rio Elementary School District, GO, Series A, Election 2014, (AGM), 5.25%, 08/01/25(c)	5,865	6,173,083
Riverside County Public Financing Authority, Refunding TA, Series A, (BAM), 4.00%, 10/01/40	9,500	8,627,976
Riverside County Redevelopment Successor Agency, Refunding TA, Series A, (AGM), 4.00%, 10/01/37	6,000	5,608,794
RNR School Financing Authority, ST
Series A, (BAM), 5.00%, 09/01/37	1,500	1,534,520
Series A, (BAM), 5.00%, 09/01/41	3,000	3,050,109
San Benito High School District, GO, Election 2016, 4.00%, 08/01/48	5,000	4,443,570
San Diego Unified School District, GO, Series B, 3.25%, 07/01/48	6,000	4,292,250
San Diego Unified School District, GO, CAB(b)
Series K-2, 0.00%, 07/01/38	2,755	1,265,653
Series K-2, 0.00%, 07/01/39	3,340	1,442,736
Series K-2, 0.00%, 07/01/40	4,285	1,747,594
San Francisco Bay Area Rapid Transit District, GO
Series C-1, 3.00%, 08/01/50	2,500	1,722,510
Class D1, Election 2016, 4.25%, 08/01/52	16,500	15,247,106
Series A, Election 2016, 4.00%, 08/01/42	6,000	5,557,884
San Jose Financing Authority, Refunding RB, Series A, 5.00%, 06/01/23(c)	14,175	14,329,437
San Leandro Unified School District, Series B, 5.25%, 08/01/48	3,000	3,137,040
San Luis Obispo County Community College District, Refunding GO, Series B, 4.00%, 08/01/43	3,555	3,229,294
San Marcos Redevelopment Agency Successor Agency, Refunding TA
Series A, 5.00%, 10/01/32	1,700	1,767,488
Series A, 5.00%, 10/01/33	1,125	1,165,418
San Mateo Joint Powers Financing Authority, RB, Series A, 4.00%, 07/15/52	14,270	11,830,444
Santa Clara County Financing Authority, RB, Series A, 4.00%, 04/01/43	6,355	5,743,592
Santa Clara Unified School District, GO, Election 2018, 4.00%, 07/01/48	15,000	12,986,550

Security	Par (000)	Value

County/City/Special District/School District (continued)
Santa Clarita Community College District, GO, Election 2016, 5.25%, 08/01/45	$4,000	$4,290,976
Santa Clarita Community College District, Refunding GO, 4.00%, 08/01/46	10,000	9,004,440
Santa Monica Community College District, GO, Series A, Election 2016, 5.00%, 08/01/43	10,000	10,409,420
South San Francisco Public Facilities Financing Authority, RB
Class A, 4.00%, 06/01/42	500	438,267
Class A, 5.25%, 06/01/46	750	772,782
Southwestern Community College District, GO, Series D, 3.00%, 08/01/41	7,370	5,764,836
Transbay Joint Powers Authority, TA
Series B, Subordinate, 5.00%, 10/01/35	300	311,986
Series B, Subordinate, 5.00%, 10/01/38	600	617,675
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/38	3,250	3,311,071
West Contra Costa Unified School District, GO(c)
Series B, Election 2010, 5.50%, 08/01/23	6,195	6,304,478
Series A, Election 2012, 5.50%, 08/01/23	7,500	7,632,540
West Valley-Mission Community College District GO, Series B, Election 2012, 4.00%, 08/01/40	34,000	31,757,017
West Valley-Mission Community College District, GO, Series A, 4.00%, 08/01/44	3,420	3,075,886

		458,219,688

Education — 16.9%
California Educational Facilities Authority, RB
Series A, 5.00%, 10/01/48	10,000	10,085,020
Series V-1, 5.00%, 05/01/49	5,800	6,091,665
California Enterprise Development Authority, RB
Series A, 5.00%, 08/01/55	1,000	868,635
Series A, 5.00%, 08/01/57	600	517,895
California Enterprise Development Authority, Refunding RB(d)
Class A, 4.00%, 06/01/51	625	438,551
Class A, 4.00%, 06/01/61	345	228,095
California Municipal Finance Authority, RB 4.00%, 10/01/51	2,300	1,684,706
Series A, 5.50%, 08/01/34(d)	465	445,322
Series A, 5.00%, 10/01/39(d)	680	596,187
Series A, 5.00%, 10/01/49(d)	1,145	933,957
Series A, 5.00%, 10/01/57(d)	2,255	1,772,971
California Municipal Finance Authority, Refunding RB 5.00%, 08/01/39(d)	2,040	1,963,234
5.00%, 08/01/48(d)	1,245	1,128,507
Series B, 5.00%, 01/01/42	1,750	1,681,118
California School Finance Authority, RB 6.65%, 07/01/33	595	599,728
5.00%, 06/01/40(d)	660	588,308
6.90%, 07/01/43	1,330	1,339,145
5.00%, 06/01/50(d)	1,030	859,704
5.00%, 08/01/52(d)	1,875	1,708,837
5.00%, 06/01/59(d)	1,645	1,324,072
5.00%, 08/01/61(d)	5,315	4,748,612
Class A, 5.00%, 06/01/61(d)	820	684,265
Class A, 4.00%, 06/01/51(d)	800	585,242
Series A, 6.00%, 07/01/33	1,500	1,511,093
Series A, 5.00%, 06/01/39(d)	740	664,803
Series A, 5.00%, 06/01/41(d)	440	400,716
Series A, 6.30%, 07/01/43	3,000	3,018,876

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
California School Finance Authority, RB (continued)
Series A, 5.00%, 07/01/49(d)	$1,850	$1,668,741
Series A, 5.00%, 06/01/51(d)	600	517,929
Series A, 5.00%, 06/01/58(d)	9,215	7,697,208
Series A, 5.00%, 07/01/59(d)	2,565	2,092,948
Series A, 4.00%, 06/01/61(d)	1,300	898,677
Series B, 4.00%, 07/01/45(d)	1,035	773,387
California School Finance Authority, Refunding RB(d)
5.00%, 08/01/46	1,145	1,062,062
Series A, 5.00%, 07/01/36	755	726,644
California State University, Refunding RB
Series A, 5.00%, 11/01/41	9,775	10,009,620
Series A, 5.00%, 11/01/43	24,000	24,440,832
Series A, 5.00%, 11/01/47	13,430	13,706,604
California Statewide Communities Development Authority, RB, Series A, 5.00%, 05/15/37	4,000	3,952,664
California Statewide Communities Development Authority, Refunding RB, 5.00%, 05/15/40	2,250	2,193,289
Hastings Campus Housing Finance Authority, RB(d)
Series A, 5.00%, 07/01/45	1,870	1,532,933
Series A, 5.00%, 07/01/61	9,360	7,235,271
University of California RB, Series Q, 3.00%, 05/15/51	13,000	8,907,275
University of California, RB, Series M, 5.00%, 05/15/47	15,000	15,322,515
University of California, Refunding RB
Series AM, 5.25%, 05/15/36	2,970	3,054,755
Series AO, 5.00%, 05/15/40	5,430	5,557,382
Series AZ, 5.00%, 05/15/43	12,000	12,436,632
Series AZ, 4.00%, 05/15/48	6,000	5,324,484
Series BH, 4.00%, 05/15/51	15,000	13,120,965
Series I, 5.00%, 05/15/40	—	—

		188,702,081

Health — 9.1%
California Health Facilities Financing Authority, RB
4.00%, 11/15/47	825	696,643
5.00%, 08/15/55	9,000	8,888,193
Series A, 5.00%, 11/15/35	1,960	2,008,767
Series A, 4.00%, 11/15/42	450	394,556
California Health Facilities Financing Authority, Refunding RB
5.00%, 08/01/40	700	696,545
Series A, 5.00%, 07/01/23(c)	10,000	10,118,470
Series A, 4.00%, 03/01/39	895	782,205
Series A, 4.00%, 03/01/43	1,315	1,090,138
Series A, 4.00%, 04/01/45	3,570	2,912,492
Series A, 5.00%, 11/15/48	7,280	7,193,652
Series A, 3.00%, 08/15/51	13,975	9,493,846
Series B, 5.00%, 11/15/26(c)	3,385	3,604,666
California Municipal Finance Authority, RB
Class A, 4.00%, 11/15/52	1,000	741,039
Class A, 4.00%, 11/15/56	1,100	793,119
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 02/01/37	3,110	3,113,234
Series A, 5.00%, 11/01/39(d)	600	565,985
Series A, 5.00%, 02/01/47	9,250	9,058,654
Series A, 5.00%, 11/01/49(d)	675	606,773
California Statewide Communities Development Authority, RB
4.25%, 01/01/43	3,450	2,978,847
4.00%, 08/01/45	5,000	4,009,480

Security	Par (000)	Value

Health (continued)
California Statewide Communities Development Authority, RB (continued)
4.00%, 07/01/48	$4,000	$3,456,844
California Statewide Communities Development Authority, Refunding RB
4.00%, 04/01/42	5,600	4,830,571
4.00%, 04/01/47	3,975	3,311,215
5.00%, 04/01/47	2,995	3,013,243
5.00%, 03/01/48	5,000	4,796,715
Series A, 5.00%, 08/15/51	1,635	1,612,099
Series A, 5.00%, 12/01/53	1,000	969,612
Series A, 4.00%, 12/01/57	6,500	5,043,343
Series A, 5.00%, 12/01/57	1,750	1,657,029
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 05/15/47	4,000	4,008,284

		102,446,259

Housing — 10.6%
California Community Housing Agency, RB, M/F Housing (d)
4.00%, 08/01/46	2,495	1,706,026
Series A, 5.00%, 04/01/49	9,400	7,672,280
Series A, 4.00%, 02/01/56	6,115	4,337,137
Series A-1, 4.00%, 08/01/50	1,160	787,467
Series A-1, 3.00%, 02/01/57	—	—
Series A-2, 4.00%, 08/01/47	3,735	2,556,212
Series A-2, 4.00%, 08/01/51	7,055	4,399,632
California Housing Finance Agency, RB, M/F Housing
Class A, 3.25%, 08/20/36	4,931	4,041,406
Series 2, 4.00%, 03/20/33	7,866	7,445,128
Series 2021-1, Class A, 3.50%, 11/20/35	17,959	15,253,996
Series 2021-2, Class A, (FHLMC), 3.75%, 03/25/35	18,258	16,984,738
Series A, 4.25%, 01/15/35	2,230	2,079,762
City & County of San Francisco California, RB, M/F Housing, Series J, (FNMA), 2.55%, 07/01/39	5,000	3,661,945
CMFA Special Finance Agency VII, RB, M/F Housing, Series A1, 3.00%, 08/01/56(d)	1,035	607,259
CMFA Special Finance Agency VIII, RB, M/F Housing, Series A-1, 3.00%, 08/01/56(d)	4,350	2,553,855
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(d)	2,605	1,608,382
CMFA Special Finance Agency, RB, M/F Housing(d)
Series A, 4.00%, 12/01/45	2,805	1,970,367
Series A-1, 3.00%, 12/01/56	2,315	1,335,225
Series A-2, 4.00%, 08/01/45	660	482,876
CSCDA Community Improvement Authority, RB, M/F Housing (d)
4.00%, 10/01/46	5,285	3,758,433
2.80%, 03/01/47	2,555	1,692,687
4.00%, 07/01/56	7,520	5,215,436
4.00%, 08/01/56	9,055	6,585,674
4.00%, 10/01/56	1,000	731,951
4.00%, 12/01/56	765	489,358
3.25%, 04/01/57	3,675	2,337,149
4.00%, 05/01/57	5,660	3,651,560
Series A, 5.00%, 07/01/51	1,075	909,476
Series A, 3.00%, 09/01/56	1,475	879,407
Series A, 4.00%, 06/01/58	6,480	4,735,843
Series A-2, 3.00%, 02/01/57	1,625	948,027
Series B, 4.00%, 02/01/57	1,585	983,342

3

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(d) (continued)
Senior Lien, 3.00%, 06/01/47	$—	$—
Senior Lien, 3.13%, 06/01/57	2,705	1,635,281
Series A, Senior Lien, 4.00%, 12/01/58	1,625	1,103,515
Series B, Sub Lien, 4.00%, 12/01/59	575	358,447
Santa Clara County Housing Authority, RB, M/F Housing, Series A, AMT, 6.00%, 08/01/41	3,500	3,501,274

		119,000,553

State — 6.6%
California State Public Works Board, RB
Series B, 4.00%, 05/01/46	6,075	5,364,917
Series D, 4.00%, 05/01/47	9,000	7,848,594
Series I, 5.50%, 11/01/33	4,590	4,689,869
State of California, GO 4.00%, 03/01/46	10,000	9,015,040
4.00%, 03/01/50	5,000	4,648,115
State of California, Refunding GO 5.00%, 03/01/35	9,000	9,703,440
4.00%, 10/01/37	9,385	9,016,808
4.00%, 10/01/39	10,000	9,457,125
5.25%, 10/01/39	3,000	3,125,640
5.00%, 09/01/41	530	563,490
3.00%, 04/01/52	5,590	3,862,321
5.00%, 09/01/52	5,000	5,251,240
Various Purposes, 4.00%, 03/01/40	1,000	945,039

		73,491,638

Tobacco — 1.4%
California County Tobacco Securitization Agency, Refunding RB 5.00%, 06/01/50	540	500,013
0.00%, 06/01/55(b)	7,575	1,187,722
Series A, 4.00%, 06/01/49	1,860	1,443,730
Series B-1, Subordinate, 4.00%, 06/01/49	185	184,375
Series B-2, Subordinate, 0.00%, 06/01/55(b)	8,895	1,359,058
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/28(c)	5,390	5,855,866
Series B-2, Subordinate, 0.00%, 06/01/66(b)	11,850	976,096
Tobacco Securitization Authority of Southern
California, Refunding RB, CAB, 0.00%, 06/01/54(b) .	25,600	3,975,629

		15,482,489

Transportation — 25.7%
Alameda Corridor Transportation Authority, Refunding RB, Series B, Sub Lien, 5.00%, 10/01/35	3,000	3,025,857
Bay Area Toll Authority, Refunding RB 4.00%, 04/01/42	11,250	10,305,506
4.00%, 04/01/47	5,000	4,392,320
California Municipal Finance Authority, ARB
AMT, Senior Lien, 5.00%, 12/31/43	6,500	6,160,284
AMT, Senior Lien, 4.00%, 12/31/47	21,415	16,670,742
City of Long Beach California Harbor Revenue, ARB,
Series A, AMT, 5.00%, 05/15/40	4,915	5,026,679
City of Los Angeles Department of Airports Refunding,
ARB, Series D, AMT, 4.00%, 05/15/41	4,305	3,691,137
City of Los Angeles Department of Airports, ARB AMT, 5.00%, 05/15/44	7,000	7,069,321
Series A, AMT, 5.25%, 05/15/38	1,735	1,760,635
Series A, AMT, 5.00%, 05/15/40	14,830	14,943,064

Security	Par (000)	Value

Transportation (continued)
City of Los Angeles Department of Airports, ARB (continued)
Series A, AMT, 5.00%, 05/15/45	$10,045	$10,052,835
Series A, AMT, 4.00%, 05/15/49	5,000	3,854,430
Series B, AMT, 5.00%, 05/15/36	2,865	2,875,729
Series B, AMT, 5.00%, 05/15/41	8,500	8,417,966
Series B, AMT, 5.00%, 05/15/46	11,280	10,965,886
Series D, AMT, 5.00%, 05/15/35	4,000	4,045,596
Series D, AMT, 5.00%, 05/15/36	3,000	3,011,811
Series D, AMT, 5.00%, 05/15/41	6,855	6,867,894
Series C, AMT, Subordinate, 5.00%, 05/15/38	3,215	3,221,819
Series C, AMT, Subordinate, 5.00%, 05/15/44	6,725	6,569,081
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.00%, 05/15/43	2,175	2,160,212
AMT, 5.00%, 05/15/45	1,940	1,882,935
AMT, 5.25%, 05/15/47	2,250	2,289,487
AMT, 3.25%, 05/15/49	1,500	1,022,541
Series D, AMT, Subordinate, 5.00%, 05/15/46	6,000	5,863,692
County of Sacramento California Airport System Revenue, Refunding RB
Series A, 5.00%, 07/01/41	13,290	13,380,478
Sub-Series B, 5.00%, 07/01/41	3,000	3,035,115
Series C, AMT, 5.00%, 07/01/38	3,000	2,970,570
Foothill-Eastern Transportation Corridor Agency, Refunding RB, Series B-2, 3.50%, 01/15/53	10,000	6,983,850
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Refunding RB, Series A, 5.00%, 07/01/41	1,300	1,345,097
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/33	2,000	2,031,298
Series A, AMT, 5.00%, 03/01/41	17,400	17,145,212
Series A, AMT, 5.00%, 03/01/47	7,290	6,977,631
Port of Los Angeles, Refunding RB, Series A, AMT, 5.00%, 08/01/44	700	682,120
San Diego County Regional Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/42	6,485	6,323,686
Series B, AMT, Subordinate, 5.00%, 07/01/56	3,000	2,813,487
Series B, AMT, Subordinate, 4.00%, 07/01/56	5,000	3,835,705
San Diego County Regional Airport Authority, Refunding ARB, Series A, 5.00%, 07/01/42	4,275	4,291,818
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB Series B, 4.00%, 05/01/52	5,500	4,459,719
2nd Series, AMT, 5.00%, 05/01/48	30,660	29,286,941
Series 2020, AMT, 4.00%, 05/01/39	6,800	5,665,740
Series A, AMT, 5.00%, 05/01/40	3,785	3,629,319
Series A, AMT, 5.00%, 05/01/44	2,660	2,576,548
Series B, AMT, 5.00%, 05/01/46	12,300	11,748,370
Series E, AMT, 5.00%, 05/01/45	2,515	2,425,833
Series E, AMT, 5.00%, 05/01/50	10,305	9,885,628

		287,641,624

Utilities — 9.9%
City of Los Angeles California Wastewater System Revenue, Refunding RB, Series A, Subordinate, 4.00%, 06/01/52	10,000	8,647,150
City of Richmond California Wastewater Revenue, Refunding RB, Series A, 5.00%, 08/01/42	5,185	5,366,978

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
City of Riverside California Electric Revenue, Refunding RB, Series A, 5.00%, 10/01/43	$3,500	$3,633,752
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series C, 4.00%, 11/01/50	16,935	14,639,258
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.00%, 11/01/36	2,335	2,413,442
East Bay Municipal Utility District Water System Revenue, RB
Series A, 4.00%, 06/01/45	4,585	4,245,137
Series A, 5.00%, 06/01/49	11,190	11,720,294
Eastern Municipal Water District, Refunding RB,
Series A, 5.00%, 07/01/42	3,000	3,083,001
Los Angeles Department of Water & Power Water System Revenue, Refunding RB
Series A, 5.00%, 07/01/46	8,410	8,558,823
Series B, 5.00%, 07/01/43	3,560	3,678,398
Series C, 5.00%, 07/01/40	2,380	2,508,556
Los Angeles Department of Water & Power, RB,
Series A, 5.00%, 07/01/42	12,265	12,592,218
Los Angeles Department of Water & Power, Refunding RB, Series C, 5.00%, 07/01/43	2,350	2,454,754
Mountain House Public Financing Authority, RB,
Series A, (BAM), 4.00%, 12/01/55	4,500	3,672,409
Sacramento Municipal Utility District, Refunding RB,
Series H, 4.00%, 08/15/45	3,065	2,809,937
San Diego Public Facilities Financing Authority, Refunding RB
Series A, Subordinate, 5.00%, 08/01/43	9,655	10,036,344
Series A, Subordinate, 5.25%, 08/01/47	5,000	5,225,740
San Francisco City & County Public Utilities Commission Power Revenue, RB, Series A, 5.00%, 11/01/39	5,245	5,353,907

		110,640,098

Total Municipal Bonds in California		1,368,212,860

Puerto Rico — 4.8%

State — 4.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	10,719	8,966,872
Series A-1, Restructured, 5.00%, 07/01/58	19,006	16,260,032
Series A-2, Restructured, 4.78%, 07/01/58	2,416	2,003,473
Series A-2, Restructured, 4.33%, 07/01/40	5,766	4,892,624
Series B-1, Restructured, 4.75%, 07/01/53	1,583	1,317,631
Series B-1, Restructured, 5.00%, 07/01/58	8,899	7,623,044
Series B-2, Restructured, 4.33%, 07/01/40	7,022	5,909,104
Series B-2, Restructured, 4.78%, 07/01/58	1,535	1,266,225
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	26,291	5,705,725

		53,944,730

Security	Par (000)	Value

Tobacco — 0.0%
Children’s Trust Fund, Refunding RB, 5.50%, 05/15/39	$95	$94,487

Total Municipal Bonds in Puerto Rico		54,039,217

Total Municipal Bonds — 127.0% (Cost: $1,569,111,936)		1,422,252,077

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

California — 37.2%

County/City/Special District/School District — 12.9%
California Municipal Finance Authority, RB, 5.00%, 06/01/48	9,500	9,736,759
Livermore Valley Joint Unified School District, GO, 4.00%, 08/01/46	15,000	13,262,695
Marin Healthcare District, GO, Election 2013, 4.00%, 08/01/45(a)(d)	10,000	9,323,295
Sacramento Area Flood Control Agency, Refunding SAB, Series A, 5.00%, 10/01/43	19,995	20,331,729
San Luis Obispo County Community College District, Refunding GO, Election 2014, Series A, 4.00%, 08/01/40	6,585	12,348,408
San Mateo County Community College District, GO,
Series A, 5.00%, 09/01/25(c)	17,615	36,896,525
Southwestern Community College District, GO, Election 2008, Series D, 5.00%, 08/01/25(c)	10,820	11,320,793
West Valley-Mission Community College District, GO, Election 2012, Series B, 4.00%, 08/01/40	34,000	31,757,018

		144,977,222

Education — 4.3%
California State University, Refunding RB
Series A, 5.00%, 11/01/43	24,003	24,440,832
Series A, 4.00%, 11/01/45	7,980	7,062,398
Oakland Unified School District, GO, Series A, 4.00%, 08/01/46	14,530	12,077,779
University of California, Refunding RB, Series Q, 4.00%, 05/15/51	6,000	5,129,650

		48,710,659

Health — 13.1%
California Health Facilities Financing Authority, RB,
Series A, 4.00%, 11/15/42	7,500	6,575,928
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 08/15/25	44,365	46,489,092
Series A, 4.00%, 10/01/47	11,015	9,277,011
Sub-Series A-2, 4.00%, 11/01/44	31,000	27,531,224
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	56,410	56,640,697

		146,513,952

Transportation — 3.8%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/49(f)	16,560	14,362,322
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/40	5,500	5,541,929
Series A, AMT, 5.00%, 05/15/45	10,045	10,052,854

5

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
City of Los Angeles Department of Airports, ARB (continued)
Series B, AMT, 5.00%, 05/15/41	$7,290	$7,219,711
Series B, AMT, 5.00%, 05/15/46	5,000	4,860,765

		42,037,581

Utilities — 3.1%
Beaumont Public Improvement Authority, RB,
Series A, 5.00%, 09/01/49	6,000	6,167,476
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.00%, 06/01/44(g)	20,080	20,409,171
Los Angeles Department of Water & Power Water System Revenue, Refunding RB, Series A, 5.00%, 07/01/46	8,413	8,561,712

		35,138,359

Total Municipal Bonds in California		417,377,773

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 37.2% (Cost: $445,290,149)		417,377,773

Total Long-Term Investments — 164.2% (Cost: $2,014,402,085)		1,839,629,850

	Shares

Short-Term Securities

Money Market Funds — 6.0%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 1.20%(h)(i)	66,748,098	66,701,374

Total Short-Term Securities — 6.0% (Cost: $66,694,700)		66,701,374

Total Investments — 170.2% (Cost: $2,081,096,785)		1,906,331,224

Liabilities in Excess of Other Assets — (1.9)%		(21,486,188)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.3)%		(238,338,212)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (47.0)%		(526,400,236)

Net Assets Applicable to Common Shares — 100.0%		$1,120,106,588

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on April 1, 2025, is $11,380,400.

(g)	Non-income producing security.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds California Money Fund, Institutional Class	$23,054,296	$43,649,680	(a)	$—	$(3,410)	$808	$66,701,374	66,748,098	$127,348	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	495	12/20/22	$54,790	$2,082,254
U.S. Long Bond	961	12/20/22	116,161	9,947,312
5-Year U.S. Treasury Note	548	12/30/22	58,439	1,507,458

				$13,537,024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,422,252,077	$—	$1,422,252,077
Municipal Bonds Transferred to Tender Option Bond Trusts	—	417,377,773	—	417,377,773
Short-Term Securities
Money Market Funds	66,701,374	—	—	66,701,374

	$66,701,374	$1,839,629,850	$—	$1,906,331,224

Derivative Financial Instruments
Assets
Interest Rate Contracts	$13,537,024	$—	$—	$13,537,024

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(237,281,143)	$—	$(237,281,143)
VMTP Shares at Liquidation Value	—	(526,400,000)	—	(526,400,000)

	$—	$(763,681,143)	$—	$(763,681,143)

7

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	8